PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 3,154,645	$ 1,909,462
Less accumulated depreciation		(1,710,311)	(1,404,118)
Property and equipment - net	$ 1,427,424	1,444,334	505,344
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		1,102,200	701,917
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		959,110	510,524
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		431,554	346,331
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		337,248	276,399
Asset under Construction [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 324,533	$ 74,291